Expense Example - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Small Cap ETF - Fidelity Enhanced Small Cap ETF	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 29
3 years	92
5 years	162
10 years	$ 367